Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customers [Line Items]
Contract liabilities decrease due to deconsolidation of contract liabilities				¥ 14,342
Revenue included in contract liabilities	¥ 6,263	¥ 5,262	¥ 27,842	¥ 28,209
Revenue remaining performance obligation	¥ 148,813		¥ 148,813
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years		10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period			Remaining term for the obligations ranges up to 14 years